Summary of Organization and Significant Accounting Policies - General Information and Equity Offerings (Details) - Summit Materials, LLC $ / shares in Units, $ in Thousands						1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 13, 2015 USD ($) facility	Aug. 11, 2015 USD ($) $ / shares shares	Jul. 17, 2015 USD ($)	Mar. 17, 2015 USD ($) shares	Mar. 11, 2015 USD ($) $ / shares shares	Apr. 25, 2015 USD ($)	Jul. 02, 2016 segment facility shares	Jan. 02, 2016 USD ($) Segment shares	Nov. 28, 2015 USD ($)	Aug. 22, 2015 USD ($)	Jul. 08, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 10, 2015	Dec. 27, 2014
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements
Number of operating segments							3	3
Length of fiscal quarter							91 days
Interval period for 53 week fiscal year							7 years
Equity Offering
Number of Summit LP units purchased by Company, newly issued units (in shares) | shares							13,177,754
Cash paid for acquisitions								$ 61,307
Minimum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements
Length of fiscal year							364 days
Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements
Length of fiscal year							371 days
Cement plant
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements
Number of plants | facility							2
Continental Cement Company, L.L.C. [Member]
Principles of Consolidation
Noncontrolling interest elimination (as a percent)													30.00%
Ohio Valley Asphalt
Principles of Consolidation
Noncontrolling interest elimination (as a percent)							20.00%
Davenport Acquisition [Member]
Equity Offering
Cash paid for acquisitions	$ 450,000		$ 448,710
Blackstone Management Partners L.L.C. [Member]
Equity Offering
Number of Summit LP units purchased by Company, from previous holders (in shares) | shares							9,272,378
10 1/2% Senior Notes, due 2020 [Member]
Equity Offering
Senior notes, aggregate principal amount redeemed						$ 288,200			$ 153,800	$ 183,000	$ 336,800
Senior notes, interest rate (as a percent)														10.50%
Initial Public Offering [Member]
Equity Offering
Proceeds from sale of common stock, net of underwriting discounts					$ 433,000
Initial Public Offering [Member] | Continental Cement Company, L.L.C. [Member]
Equity Offering
Class B units purchased (in shares) | shares				71,428,571
Initial Public Offering [Member] | Blackstone Management Partners L.L.C. [Member]
Equity Offering
Related party expense								13,800
Initial Public Offering [Member] | Affiliates of the Sponsors Blackstone Management Partners and Silverhawk Summit | Termination fee paid to related parties
Equity Offering
Related party expense				$ 13,800
Initial Public Offering [Member] | Common Class A [Member]
Equity Offering
Common stock issued (in shares) | shares					25,555,555
Offering price (in dollars per share) | $ / shares					$ 18.00
Initial Public Offering [Member] | Common Class B [Member]
Equity Offering
Common stock issued (in shares) | shares					69,007,297
Initial Public Offering [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Equity Offering
Senior notes, aggregate principal amount redeemed								$ 288,200				$ 288,200
Senior notes, interest rate (as a percent)								10.50%				10.50%
Debt Instrument, redemption premium						38,200		$ 38,200
Accrued and unpaid interest						$ 5,200
Follow on Public Offering [Member] | Summit Holdings LP
Equity Offering
Number of Summit LP units purchased by Company, newly issued units (in shares) | shares		3,750,000
Number of Summit LP units purchased by Company, from previous holders (in shares) | shares		18,675,000
Follow on Public Offering [Member] | Davenport Acquisition [Member]
Equity Offering
Cash paid for acquisitions	$ 80,000
Follow on Public Offering [Member] | Davenport Acquisition [Member] | Cement terminal
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements
Number of plants | facility	7
Follow on Public Offering [Member] | Common Class A [Member]
Equity Offering
Proceeds from sale of common stock, net of underwriting discounts		$ 555,800
Common stock issued (in shares) | shares		22,425,000
Offering price (in dollars per share) | $ / shares		$ 25.75
Follow on Public Offering [Member] | Common Class A [Member] | Blackstone Management Partners L.L.C. [Member]
Equity Offering
Common stock issued (in shares) | shares								1,681,875